Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes	Israel and foreign components of loss from continuing operations, before income taxes consisted of:
	Year ended December 31
	2023	2022
Israel	$4,769	$2,929
Subsidiary outside of Israel	307	535
Total	$5,076	$3,464

Schedule of Effective Benefit (Expense) Taxes	The reconciliation of the theoretical tax benefit (expense) by the Israeli statutory tax rate to the Company’s effective benefit (expense) taxes are as follows:
	Year ended December 31
	2023	2022
Loss before income taxes	$(5,076)	$(3,464)
Statutory tax rate	23%	23%
Computed “expected” tax income	(1,167)	(797)
Exchange rate differences	120	588
Non-deductible share-based compensation	30	29
Non-deductible financial instruments valuation	21	(215)
Effect of other non-deductible differences	112	162
Change in valuation allowance	922	268
Subsidiary tax rate differences	(6)	(11)
Reported taxes on income	$32	$24

Schedule of Company’s Deferred Tax Assets	Significant components of the Company’s deferred tax assets are as follows:
	December 31
	2023	2022
Deferred tax assets
Operating loss carryforwards	$4,405	3,752
Research and development	780	592
Accrued expenses	304	219
Lease liability	39	62
Other	25	30
Total deferred tax assets	$5,553	$4,655

Deferred tax liabilities
Right of use asset	(46)	(70)
Total deferred tax liabilities	$(46)	$(70)

Valuation allowance	$(5,507)	$(4,585)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of Reconciliation of the Beginning and Ending Valuation Allowance	The following table presents a reconciliation of the beginning and ending valuation allowance:
Balance as of December 31, 2021	$(4,317)
Additions	(268)
Balance as of December 31, 2022	$(4,585)
Additions	(922)
Balance as of December 31, 2023	$(5,507)